SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD	12 Months Ended
Dec. 31, 2020
SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD
SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD

4       SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD

There was outbreak of COVID-19 in the PRC in January 2020 and subsequently expanded to a worldwide pandemic. The COVID-19 outbreak had great impact on domestic aluminum and alumina market during the first half of 2020.

The Group has followed and strengthened its support to the government’s requirements on COVID-19 prevention and control work and has taken possible effective measures to mitigate the impact, including control of procurement and sales paces in market fluctuations, adjustment of the products structure and marketing strategies and reduction of operating costs and expenses.

As of December 31, 2020 and up to date of this report, the COVID-19 has been effectively controlled in the PRC. As a result, domestic production and market of industrial products has gradually returned to normal and the price of aluminum and alumina has recovered to the level before the outbreak of COVID-19. However, the control of COVID-19 globally seems still indefinite, which increases the risk of global economic recession and uncertainty of PRC economy in a longer term. The Company will continuously monitor and assess the development of the COVID-19. Impairment test for financial and non-financial assets has been carried out with key assumptions and factors been considered for necessary revisions as the result of the COVID-19 outbreak. The liquidity risk, including the basis of going concern, has also been assessed up to date of authorisation of this financial statements (Note 37).